Finance lease receivables	12 Months Ended
Dec. 31, 2025
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Finance lease receivables	Note 22: Finance lease receivables
The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The contractual maturity of these balances are analysed as follows:

	2025 £m	2024 £m
Not later than 1 year	7,835	6,202
Later than 1 year and not later than 2 years	5,176	5,251
Later than 2 years and not later than 3 years	4,142	4,297
Later than 3 years and not later than 4 years	2,731	2,868
Later than 4 years and not later than 5 years	418	516
Later than 5 years	357	475
Gross investment	20,659	19,609
Unearned future finance income	(2,503)	(2,447)
Rentals received in advance	(22)	(18)
Net investment	18,134	17,144
Equipment leased to customers under finance lease receivables relates to financing transactions to fund the purchase of aircraft, ships, motor vehicles and other items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses of £441 million (2024: £368 million).
The Group’s finance lease assets are comprised as follows:

	2025 £m	2024 £m
Electric vehicles	1,506	1,001
Internal combustion engine vehicles	12,740	11,557
Self-charging hybrid vehicles	575	347
Plug-in hybrid vehicles	1,604	1,306
Other	1,709	2,933
Net investment	18,134	17,144